Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions and Balances
Schedule of significant related party transactions
The Group entered into the following significant related party transactions for the periods presented:

	For the Year Ended December 31,
	2020	2021	2022

	RMB in thousands
Purchases of goods and services	35,131	117,116	206,931
(Acquire of)/Transfer of long-term investments 1	(110,039)	(40,837)	275,000
Purchase of noncontrolling interests of Chaodian Inc. (“Chaodian”) 2	257,288	—	—
Capital contribution/Loans to an entity 3 (“Entity”)	—	2,785,314	—
Investment income and interest income	2,238	14,366	78,827
Sales of goods and services	4,915	9,136	13,953
1.
In July 2020, the Company acquired certain equity interests of two investments from one investment fund, of which the Company is its limited partner. The consideration was RMB110.0 million. In 2022, the Company transferred several equity investments of the Group to another investment fund, of which the Company is its limited partner. The consideration was RMB275.0 million
.
 The balances due from the investment funds as of December 31, 2021 and December 31, 2022 were consideration receivables related to the equity investments transferred, which is non-trade
in nature.

2.
In September 2020, the Company acquired the rest equity interests of Chaodian from certain noncontrolling shareholders, which included some related parties of the Company. The consideration was determined by referenced to a third-party valuer’s valuation and the considerations were settled in 2020.

3.
The Company established the Entity with an independent third party and two entities controlled by Mr. Rui Chen and Ms. Ni Li, respectively, to acquire the land use rights for a parcel of land in Shanghai for future construction. The balance as of December 31, 2021 and 2022 represents interest-bearing loans and interest expenses related to the Entity, which are non-trade
in nature. The annual interest rates of the loans were 3.3%.

Schedule of significant related party balances
The Group had the following significant related party balances as of December 31, 2021 and 2022, respectively:

	December 31, 2021	December 31, 2022

	RMB in thousands
Amount due from related parties
Due from investment funds 1	48,135	103,689
Due from the Entity 3	1,709,689	1,308,652
Due from other investees	283,492	182,579

Total	2,041,316	1,594,920

Amount due to related parties 4	216,434	108,307

1.
In July 2020, the Company acquired certain equity interests of two investments from one investment fund, of which the Company is its limited partner. The consideration was RMB110.0 million. In 2022, the Company transferred several equity investments of the Group to another investment fund, of which the Company is its limited partner. The consideration was RMB275.0 million
.
 The balances due from the investment funds as of December 31, 2021 and December 31, 2022 were consideration receivables related to the equity investments transferred, which is non-trade
in nature.

3.
The Company established the Entity with an independent third party and two entities controlled by Mr. Rui Chen and Ms. Ni Li, respectively, to acquire the land use rights for a parcel of land in Shanghai for future construction. The balance as of December 31, 2021 and 2022 represents interest-bearing loans and interest expenses related to the Entity, which are non-trade
in nature. The annual interest rates of the loans were 3.3%.

4.	The balances as of December 31, 2021 and 2022 mainly represent considerations related to long-term investments, which are non-trade in nature.